UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   December 31, 2002
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      High Rise Capital Management, L.P.
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Address:   535 Madison Avenue  26th Floor
           --------------------------------------------------
           New York, NY  10022
           --------------------------------------------------

           --------------------------------------------------
Form 13F File Number:      028-06739
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      David O Connor
           --------------------------------------------------
Title:     Managing Member of General Partner
           --------------------------------------------------
Phone:     212-421-7548
           --------------------------------------------------

Signature, Place, and Date of Signing:

         /s/ David O Connor          New York, New York         02/12/03
       ------------------------   ------------------------------  ----------






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Report Type (Check only one.):

[   )  13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[   ) 13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ X ) 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                 0
                                               -------------

Form 13F Information Table Entry Total:            24
                                               -------------

Form 13F Information Table Value Total:           $318,290
                                               -------------
                                                (thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


028-07388 Folksamerica
028-01681 White Mountain Insurance Group Ltd.






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
Column 1	Column 2	Column 3	Column 4	Column 5	Column 6	Column 7	Column 8
							Voting Authority
Name of Issuer	Title of Class	CUSIP	Value (x1000)	Shrs of PRN AMT SH/PRPUT/	Investment Discretion	Other Manager	Sole   Shared  None

ALEXANDERS INC.	COM	14752109	"3,079"	"47,700"	Sole		Sole
AMERICAN LD LEASE INC	COM	27118108	158	"11,200"	Sole		Sole
AMLI RESIDENTIAL PPTYS TR	SH BEN IN	1735109	"7,480"	"351,500"	Sole		Sole
ARCHSTONE-SMITH TRUST	COM	39583109	"28,959"	"1,230,200"	Sole		Sole
ATLANTIC REALTY TRUST	COM	48798102	814	"83,500"	Sole		Sole
AVALONBAY COMMUNITIES INC	COM	53484101	"21,715"	"554,800"	Sole		Sole
BOCA RESORTS INC	CL A	09688T106	883	"82,500"	Sole		Sole
COUSINS PPTYS INC	COM	222795106	"14,825"	"600,200"	Sole		Sole
EQUITY OFFICE PROPERTIES TRUST	COM	294741103	"15,987"	"640,003"	Sole		Sole
EQUITY RESIDENTIAL	COM	29476L107	"32,863"	"1,337,000"	Sole		Sole
FAIRMONT HOTELS & RESORTS INC	COM	305204109	"2,331"	"99,000"	Sole		Sole
FLORIDA EAST COAST INDS	CL B	340632207	"1,428"	"64,700"	Sole		Sole
GABLES RESIDENTIAL TR	SH BEN IN	362418105	"22,928"	"919,700"	Sole		Sole
INTERSTATE HOTELS & RESRTS INC	COM	46088S106	"3,604"	"750,776"	Sole		Sole
MANUFACTURED HOME CMNTYS INC	COM	564682102	24	800	Sole		Sole
POST PROPERTIES INC	COM	737464107	"29,237"	"1,223,300"	Sole		Sole
PROLOGIS TR	COM	743410102	"25,404"	"1,010,100"	Sole		Sole
RECKSON ASSOC REALTY CORP	CL B	75621K304	"1,344"	"60,000"	Sole		Sole
RECKSON ASSOCIATES REALTY	COM	75621K106	"22,945"	"1,090,000"	Sole		Sole
SHURGARD STORAGE CENTERS INC	COM	82567D104	"40,269"	"1,284,900"	Sole		Sole
STRATUS PPTYS INC	COM	863167201	397	"43,100"	Sole		Sole
SUMMIT PROPERTIES INC	COM	866239106	"17,658"	"992,000"	Sole		Sole
TRIZEC PROPERTIES INC	COM	89687P107	"11,498"	"1,224,500"	Sole		Sole
VORNADO REALTY TRUST	COM	929042109	"12,462"	"335,000"	Sole		Sole
